Eaton Vance
Georgia Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.6%
Security	Principal Amount (000's omitted)	Value
Education — 7.9%
Cobb County Development Authority, GA, (Georgia Tech Cobb Research), 5.00%, 6/1/49	$1,000	$ 1,017,710
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/49	625	679,056
Georgia Private Colleges and Universities Authority, (Emory University):
3.10%, 9/1/52(1)	1,500	1,500,000
4.00%, 9/1/40	2,000	2,052,740
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	2,000	2,001,700
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), 5.00%, 4/1/41	2,390	2,660,739
		$ 9,911,945
Electric Utilities — 3.0%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,220	$ 1,218,817
Dalton, GA, Combined Utilities Revenue, 4.00%, 3/1/34	500	511,625
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,542,900
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	496,775
		$ 3,770,117
Escrowed/Prerefunded — 1.0%
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	$850	$ 878,297
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	380	411,407
		$ 1,289,704
General Obligations — 12.1%
Atlanta Urban Redevelopment Agency, GA, (Surface Transportation and Infrastructure), 5.00%, 7/1/38	$1,000	$ 1,165,460
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	1,000	1,142,510
Bryan County School District, GA:
4.00%, 8/1/33	500	504,165
4.00%, 8/1/34	435	438,341
Dalton, GA, 5.00%, 2/1/48	1,735	1,803,949
Greene County School District, GA:
4.00%, 6/1/48	1,610	1,625,424
5.00%, 6/1/43	750	833,820
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Gwinnett County School District, GA, 4.00%, 2/1/33	$2,000	$ 2,006,920
Hall County School District, GA, 5.00%, 2/1/37	1,000	1,128,510
Perry Public Facilities Authority, GA, 4.00%, 4/1/46	700	707,280
Puerto Rico:
0.00%, 7/1/33	750	519,720
5.625%, 7/1/29	1,500	1,619,250
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,081,242
Walton County Public Facilities Authority, GA, 5.00%, 8/1/43	500	557,190
		$ 15,133,781
Hospital — 13.6%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta):
4.00%, 7/1/44	$1,500	$ 1,500,690
4.00%, 7/1/49	1,500	1,493,610
Dalton Whitfield County Joint Development Authority, GA, (Hamilton Health Care System, Inc.), 5.00%, 8/15/35	2,125	2,433,975
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,865	1,897,283
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,540,710
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,292,338
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/45	1,970	1,931,565
5.00%, 10/15/34	1,000	1,145,140
5.00%, 2/15/37	1,000	1,029,310
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	238,700
4.00%, 8/1/38	500	473,580
5.00%, 8/1/28	650	654,355
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	1,250	1,348,012
		$ 16,979,268
Housing — 6.9%
Atlanta Urban Residential Finance Authority, GA, (Flats At Stone Hogan), (FNMA), 4.37%, 5/1/44	$1,000	$ 1,007,730
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	2,000	2,048,500
Georgia Housing and Finance Authority:
2.40%, 12/1/41	2,125	1,653,718

Eaton Vance
Georgia Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Georgia Housing and Finance Authority: (continued)
3.65%, 6/1/44	$1,485	$ 1,390,034
4.45%, 12/1/44	1,000	1,025,530
Warner Robins Housing Authority Resident Council Corp., GA, (Arbours at Wellston), 5.00% to 2/1/28 (Put Date), 2/1/29(2)	1,500	1,575,720
		$ 8,701,232
Industrial Development Revenue — 7.5%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,126,020
Burke County Development Authority, GA, (Georgia Power Co.):
2.20%, 10/1/32	750	626,625
3.30%, 7/1/49(3)	2,750	2,750,000
Monroe County Development Authority, GA, (Georgia Power Co.):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	938,390
2.25%, 7/1/25	1,000	988,350
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(4)	2,000	1,958,020
		$ 9,387,405
Insured - Electric Utilities — 3.7%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AGM), 5.00%, 7/1/37	$1,470	$ 1,632,582
(AGM), 5.00%, 7/1/48	500	536,840
(AGM), 5.00%, 7/1/55	1,000	1,058,520
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	969,749
(NPFG), 5.25%, 7/1/34	420	419,656
		$ 4,617,347
Insured - General Obligations — 0.9%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,171,445
		$ 1,171,445
Insured - Hospital — 0.9%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AGM), 5.00%, 4/1/48	$1,000	$ 1,081,640
		$ 1,081,640
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 2.2%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,428	$ 1,461,886
Urban Redevelopment Agency of Dacula, Georgia, (City of Dacula), (AGC), 5.00%, 2/1/42	1,175	1,298,387
		$ 2,760,273
Insured - Water and Sewer — 4.0%
Atlanta, GA, Water and Wastewater Revenue, Green Bonds, (BAM), 5.00%, 11/1/39	$1,000	$ 1,150,960
Augusta Water and Sewer Revenue, GA, (BAM), 5.00%, 10/1/40	1,500	1,697,040
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,650,054
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	501,720
		$ 4,999,774
Lease Revenue/Certificates of Participation — 0.4%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	$500	$ 524,660
		$ 524,660
Other Revenue — 4.7%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	$455	$ 482,655
5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,130,200
5.00% to 12/1/30 (Put Date), 5/1/54	1,000	1,069,350
5.00% to 3/1/32 (Put Date), 12/1/54	2,000	2,174,240
		$ 5,856,445
Senior Living/Life Care — 0.4%
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$ 513,075
		$ 513,075
Special Tax Revenue — 6.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 202,196
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	757,575
Atlanta Development Authority, GA, (Westside Gulch Area), 5.00%, 4/1/34(4)	1,500	1,536,540
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
Green Bonds, 5.00%, 7/1/39	1,000	1,138,140

Eaton Vance
Georgia Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue: (continued)
Green Bonds, 5.00%, 7/1/45	$2,000	$ 2,236,420
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	2,009,020
		$ 7,879,891
Transportation — 9.1%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	$3,750	$ 3,766,387
(AMT), 4.00%, 7/1/40	3,000	3,000,600
(AMT), 5.25%, 7/1/42	1,420	1,581,937
Georgia Ports Authority, 4.00%, 7/1/47	3,000	3,026,640
		$ 11,375,564
Water and Sewer — 14.0%
Atlanta, GA, Water and Wastewater Revenue:
4.00%, 11/1/36	$1,000	$ 1,008,740
5.00%, 11/1/39	1,500	1,591,575
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	1,250	1,258,312
Coweta County, GA, Water and Sewerage Authority, 5.00%, 6/1/49	1,000	1,100,380
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	1,000	1,135,190
5.00%, 10/1/45	2,650	2,900,928
Fulton County, GA, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,507,365
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/35	1,000	1,177,150
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	1,840	1,857,517
Macon Water Authority, GA:
2.94%, 10/1/38(1)	1,000	1,000,000
5.00%, 10/1/39	750	863,078
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	1,000	1,078,520
5.25%, 2/1/47	1,000	1,111,490
		$ 17,590,245
Total Tax-Exempt Municipal Obligations (identified cost $121,516,561)		$123,543,811

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Downtown Smyrna Development Authority, GA, 5.45%, 2/1/38(2)	$500	$ 503,220
		$ 503,220
Insured - General Obligations — 1.4%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,750	$ 1,769,792
		$ 1,769,792
Total Taxable Municipal Obligations (identified cost $2,217,652)		$ 2,273,012
Total Investments — 100.4% (identified cost $123,734,213)		$125,816,823
Other Assets, Less Liabilities — (0.4)%		$ (473,300)
Net Assets — 100.0%		$125,343,523
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2024.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2024.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $3,696,756 or 2.9% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2024, 13.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 5.7% of total investments.

Eaton Vance
Georgia Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
The Fund did not have any open derivative instruments at November 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$123,543,811	$ —	$123,543,811
Taxable Municipal Obligations	—	2,273,012	—	2,273,012
Total Investments	$ —	$125,816,823	$ —	$125,816,823
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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